Lease liabilities	12 Months Ended
Dec. 31, 2020
Lease Liabilities [Abstract]
Lease liabilities
15.	Lease liabilities

	December 31, 2020	December 31, 2019
Current portion of lease liabilities	88,522	76,326
Long-term portion of lease liabilities	267,464	279,265
	355,986	355,591

The table below summarizes changes to the lease liabilities:

	Note	2020	2019
Balance at beginning of year		355,591	-
Business combinations	5	40,477	11,039
Additions		50,225	63,679
Derecognition*		(12,011)	(21,642)
Repayment		(82,587)	(75,072)
Effect of movements in exchange rates		4,291	16,480
Initial recognition on transition to IFRS 16 on January 1, 2019		-	354,389
Transfer of finance leases from long-term debt		-	6,718
Balance at end of year		355,986	355,591

* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

The incremental borrowing rate used on average for 2020 is 3.56% (2019 – 2.66%).

Extension options

Some real estate leases contain extension options exercisable by the Group. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there are significant events or significant changes in circumstances within its control.

The lease liabilities include future lease payments of $21.1 million (2019 – $38.8 million) related to extension options that the Group is reasonably certain to exercise.

The Group has estimated that the potential future lease payments, should it exercise the remaining extension options, would result in an increase in lease liabilities of $352.1 million (2019 - $357.1 million).

The Group does not have a significant exposure to termination options and penalties.

Variable lease payments

Some leases contain variable lease payments which are not included in the measurement of the lease liability. These payments include, amongst others, common area maintenance fees, municipal taxes and vehicle maintenance fees. The expense related to variable lease payments for the year ended December 31, 2020 was $17.4 million (2019 - $18.1 million).

Sub-leases

The Group sub-leases some of its properties. Income from sub-leasing right-of-use assets for the year ended December 31, 2020 was $13.8 million (2019 - $12.3 million), presented in “Other operating expenses”.

Contractual cash flows

The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

2020
Less than 1 year	99,570
Between 1 and 5 years	222,140
More than 5 years	75,510
397,220

For the year ended December 31, 2020, operating lease expenses of $26.1 million (2019 – $33.3 million) were recognized in the consolidated statement of income for leases that either did not meet the definition of a lease under IFRS 16, which was adopted on January 1, 2019, or were excluded based on practical expedients applied at transition.